Fuwei Films (Holdings) Co., Ltd (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2015
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Condensed Unaudited Balance Sheet
	2015		2014
	RMB	US$	RMB

Cash and cash equivalents	11	2	106
Other current assets	278,903	43,055	263,817
Investments in subsidiaries	389	60	369

Total assets	279,303	43,117	264,292

Current liabilities	60,426	9,328	54,906
Total shareholders' equity	218,877	33,789	209,386

Total liabilities and shareholders' equity	279,303	43,117	264,292

Condensed Unaudited Statements of Operations
	2015		2014	2013
	RMB	US$	RMB	RMB

Interest income (expenses)	(12)	(2)	(11)	(9)
General and administrative expenses	(2,367)	(365)	(2,257)	(2,135)
Other income	-	-	-	-
Loss before equity in undistributed earnings of subsidiaries	(2,379)	(367)	(2,268)	(2,144)
Equity in earnings of subsidiaries	(66,689)	(10,295)	(69,076)	(56,808)

Net income	(69,068)	(10,662)	(71,344)	(58,952)

Condensed Unaudited Statement of Cash Flows
	2015		2014	2013
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(69,068)	(10,662)	(71,344)	(58,952)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	66,689	10,295	69,076	56,808
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	34	5	-	(124)

Net cash provided by operating activities	(2,345)	(362)	(2,268)	(2,268)

Cash flow from financing activities

Payments to related parties	2,249	347	2,310	2,272
Proceeds from related parties	(2)	-	(3)	-

Effect of exchange	2	-	-	(2)

Net cash provided by (used in) financing activities	2,249	347	2,307	2,270

Net increase (decrease) in cash	(96)	(15)	39	2
Cash:
At beginning of year	106	16	67	65
At end of year	10	2	106	67